Shareholder Report, Holdings (Details)	May 31, 2026
C000026757 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026757 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026757 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026757 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026757 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026757 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026757 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026757 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026757 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026757 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000026759 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026759 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026759 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026759 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026759 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026759 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026759 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026759 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026759 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026759 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000026760 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026760 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026760 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026760 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026760 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026760 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026760 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026760 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026760 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026760 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000062222 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062222 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062222 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062222 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062222 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062222 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062222 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000062222 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062222 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000062222 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000177003 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000177003 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177003 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177003 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177003 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177003 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000177003 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000177003 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000177003 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	44.70%